Comprehensive Income (Schedule of Reclassifications out of AOCI) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other investment related gains (losses), net									$ 76,891		$ 277,662	$ (9,107)
Investment income, net of related expenses									1,699,865		1,436,206	1,281,197
Deferred Policy Acquisition Cost, Amortization Expense, Unrealized Investment Gains (Losses)									(16,181)		14,938	7,448
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	229,490	201,695	(74,758)	278,827	321,089	201,479	215,892	180,763	635,254		919,223	763,571
Income Tax Expense (Benefit)									(216,417)		(287,330)	(217,526)
Net Income	144,959	137,955	(49,612)	185,535	222,989	144,475	141,111	123,318	418,837		631,893	546,045
Amortization Of Unrealized Pension And Postretirement Benefits [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									(4,511)
Income Tax Expense (Benefit)									1,579
Net Income									(2,932)
Unrealized Appreciation Depreciation Of Investments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest									(5,814)
Income Tax Expense (Benefit)									2,745
Net Income									(3,069)
Unrealized Appreciation Depreciation Of Investments [Member] | Unrealized Gains Losses On Available For Sale Securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other investment related gains (losses), net									9,355
Unrealized Appreciation Depreciation Of Investments [Member] | Gains Losses On Qualifying Cash Flow Hedging Instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Investment income, net of related expenses									1,012
Unrealized Appreciation Depreciation Of Investments [Member] | DAC Attributed To Unrealized Gains Losses [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Deferred Policy Acquisition Cost, Amortization Expense, Unrealized Investment Gains (Losses)									(16,181)	[1]
Amounts Reclassified From AOCI [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Income									(6,001)
Actuarial Gains Losses [Member] | Amortization Of Unrealized Pension And Postretirement Benefits [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax									(4,138)	[2]
Prior Service Cost [Member] | Amortization Of Unrealized Pension And Postretirement Benefits [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), before Tax									$ (373)	[2]

[1]	This AOCI component is included in the computation of the deferred policy acquisition cost. See Note 8 – “Deferred Policy Acquisition Costs” for additional details.
[2]	These AOCI components are included in the computation of the net periodic pension cost. See Note 10 – “Employee Benefit Plans” for additional details.